Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2030 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2030 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(17.35%)
Since Inception	(7.11%)
Fidelity Freedom Blend 2030 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.59%)
Since Inception	(9.06%)
Fidelity Freedom Blend 2030 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.71%)
Since Inception	(5.63%)
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	(1.86%)	[1]
F0203
Average Annual Return:
Past 1 year	(16.76%)
Since Inception	(6.36%)	[1]

[1]	AFrom April 6, 2021.